Mortgage Note Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Mortgage Notes Payable
The Company’s mortgage notes payable consist of the following as of December 31, 2012 and 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate (1)	Weighted Average Maturity (2)
December 31, 2012	164	$265,118	4.28%	5.51
December 31, 2011	29	$35,320	4.54%	4.40
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(1) Mortgage notes payable have fixed rates or rates that are fixed through the use of derivative instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012 and 3.75% to 5.32% at December 31, 2011.
(2) Weighted average remaining years until maturity as of December 31, 2012 and 2011, respectively.

Schedule Of Aggregate Principal Payments Of Mortgages
The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (amounts in thousands):

Year	Total
2013	$74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Total	$265,118